HOTEL OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2023
HOTEL OPERATING COSTS.
Schedule of hotel operating costs

	Years Ended December 31,
	2021	2022	2023
Rents	3,900	3,927	4,290
Utilities	507	603	685
Personnel costs	3,022	3,683	4,684
Depreciation and amortization	1,413	1,414	1,329
Consumable, food and beverage	969	1,026	1,327
Others	1,471	1,607	2,026
Total	11,282	12,260	14,341